NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
NOTES PAYABLE
7. NOTES PAYABLE

With an effective date of April 20, 2020, a loan to the Company was approved under the terms and conditions of the Paycheck Protection Program (“PPP”) of the United States Small Business Administration (“SBA”) and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) ( the “Act” ) in the amount of $7,583. The loan matures 24 months from inception, bears interest at 1% and had a balance of $7,583 as of September 30, 2020 and June 30, 2020.The loan may be forgiven pursuant to the provisions of the Act.

On September 10, 2020, the Company issued a secured promissory note payable for the purchase of digital mining equipment to Wattum Management Inc. with a principal balance of $17,822.The note matures on October 10, 2021 and bears interest at 10%.The note is secured by the equipment purchased and is payable in twelve equal consecutive monthly installments of $1,567.

With an effective date of April 20, 2020, a loan to the Company was approved under the terms and conditions of the Paycheck Protection Program (“PPP”) of the United States Small Business Administration (“SBA”) and the CARES Act (2020) (H.R. 748) (15 U.S.C. 636 et seq.) ( the “Act” ) in the amount of $7,583. The loan matures 24 months from inception, bears interest at 1% and had a balance of $7,583 as of June 30, 2020.The loan may be forgiven pursuant to the provisions of the Act.